Employee Benefit Plans (Asset Class) (Details) - Defined benefit pension plans	Dec. 31, 2020
Short-term securities | Canadian Pension Plans | Range, Minimum
Pension Plan Asset Allocations
Target Range at Market	0.00%
Short-term securities | Canadian Pension Plans | Range, Maximum
Pension Plan Asset Allocations
Target Range at Market	5.00%
Fixed income | Canadian Pension Plans | Range, Minimum
Pension Plan Asset Allocations
Target Range at Market	35.00%
Fixed income | Canadian Pension Plans | Range, Maximum
Pension Plan Asset Allocations
Target Range at Market	50.00%
Fixed income | Non-Canadian Pension Plans | Range, Minimum
Pension Plan Asset Allocations
Target Range at Market	30.00%
Fixed income | Non-Canadian Pension Plans | Range, Maximum
Pension Plan Asset Allocations
Target Range at Market	50.00%
Equities: Canadian | Canadian Pension Plans | Range, Minimum
Pension Plan Asset Allocations
Target Range at Market	12.00%
Equities: Canadian | Canadian Pension Plans | Range, Maximum
Pension Plan Asset Allocations
Target Range at Market	22.00%
Equities: Non-Canadian | Canadian Pension Plans | Range, Minimum
Pension Plan Asset Allocations
Target Range at Market	30.00%
Equities: Non-Canadian | Canadian Pension Plans | Range, Maximum
Pension Plan Asset Allocations
Target Range at Market	55.00%
Equities: Non-Canadian | Non-Canadian Pension Plans | Range, Minimum
Pension Plan Asset Allocations
Target Range at Market	50.00%
Equities: Non-Canadian | Non-Canadian Pension Plans | Range, Maximum
Pension Plan Asset Allocations
Target Range at Market	70.00%